S000001256 [Member] Investment Strategy - HIGH YIELD FIXED INCOME FUND	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in lower quality bonds and other fixed-income securities (commonly referred to as “junk bonds”). These may include:
∎	Obligations of U.S. and foreign corporations and banks;
∎	Obligations of U.S. state and local governments, and foreign governments;
∎
Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. or foreign governments, their agencies or instrumentalities;

∎	Senior and subordinated bonds and debentures;
∎	Zero coupon, pay-in-kind and capital appreciation bonds;
∎	Convertible securities, preferred stock, structured securities and loan participations;

∎	Inflation-indexed securities;
∎	Warrants, rights and other equity securities that are acquired in connection with the Fund’s investments in debt or convertible securities; and
∎	Repurchase agreements relating to the above instruments.
Lower quality or below-investment grade securities are rated BB, Ba or lower by a Nationally Recognized Statistical Rating Organization (“NRSRO”), or unrated securities determined to be of comparable quality by NTI. Credit ratings are determined at the time of purchase.
There is no minimum rating for a security purchased or held by the Fund, and the Fund may purchase securities that are in default.
The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933.
In buying and selling securities for the Fund, the Fund’s investment adviser uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as asset-backed, mortgage-backed and corporate securities) that the team believes will provide a favorable return in light of the risks. NTI also may consider obligations with a more favorable or improving credit or industry outlook that provide the potential for capital appreciation.
The Fund does not have any portfolio maturity limitation, and may invest its assets from time to time in instruments with short, medium or long maturities. From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2025, the Fund had focused investments in the industrials and financials sectors.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
In seeking to achieve its investment objective, the Fund may invest in U.S. Treasury futures, which are considered to be derivative instruments, for various purposes, including to manage duration, credit and interest rate risks, and for cash management.